SUBSEQUENT EVENTS (Details Narrative)	1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2022 USD ($) $ / shares	Jan. 31, 2022 $ / shares shares	Apr. 30, 2021 USD ($)	Jan. 31, 2021 USD ($)	Apr. 30, 2022 USD ($) $ / shares	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Mar. 31, 2021 $ / shares	Nov. 30, 2020 $ / shares	May 31, 2020 $ / shares	Jan. 31, 2020 $ / shares
Subsequent Event [Line Items]
Stated value | $			$ 13,683,000	$ 8,550,000		$ 22,233,000	$ 11,066,000
Share purchase price								$ 68.80		$ 51.20
Issue discount					0.05
Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock conversion price					$ 20.00
Series D Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Preferred stock conversion price	$ 20.00	$ 20.00
Liquidation preference		The Series D preferred stock will also have a liquidation preference over the common stock, and may be redeemed by the investors, in accordance with certain terms, for a redemption price equal to 105% of the stated value, or in certain circumstances, 110% of the stated value
Private Placement [Member]
Subsequent Event [Line Items]
Share purchase price									$ 28.00		$ 100.00
Private Placement [Member] | Series D Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Gross proceeds from offering | $	$ 4,750,000
Private Placement [Member] | Institutional Investors [Member] | Series D Preferred Stock [Member]
Subsequent Event [Line Items]
Advaxis public offerings, net of offering costs, shares | shares		1,000,000
Stated value | $					$ 5,000,000
Share purchase price					$ 4.75
Private Placement [Member] | Institutional Investors [Member] | Series D Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Advaxis public offerings, net of offering costs, shares | shares		1,000,000
Stated value | $	$ 5,000,000
Share purchase price	$ 4.75	$ 4.75
Issue discount		0.05